Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000214854 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	4.80%
C000214854 | FR_ACI14S0Q0
Holdings [Line Items]
Percent of Total Investments	2.90%
C000214854 | FR_BN2BZT902
Holdings [Line Items]
Percent of Total Investments	2.90%
C000214854 | FR_BMMV2K903
Holdings [Line Items]
Percent of Total Investments	2.70%
C000214854 | FR_B0LX3Y907
Holdings [Line Items]
Percent of Total Investments	2.60%
C000214854 | FR_ACI0J8B70
Holdings [Line Items]
Percent of Total Investments	2.60%
C000214854 | FR_ACI1X4R17
Holdings [Line Items]
Percent of Total Investments	2.20%
C000214854 | FR_01609W102
Holdings [Line Items]
Percent of Total Investments	2.00%
C000214854 | FR_BGRPD2902
Holdings [Line Items]
Percent of Total Investments	2.00%
C000214854 | FR_B03NGS908
Holdings [Line Items]
Percent of Total Investments	1.90%
C000214854 | Cyprus
Holdings [Line Items]
Percent of Total Investments	2.90%
C000214854 | Malaysia
Holdings [Line Items]
Percent of Total Investments	4.40%
C000214854 | South Africa
Holdings [Line Items]
Percent of Total Investments	4.60%
C000214854 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	6.40%
C000214854 | United States
Holdings [Line Items]
Percent of Total Investments	9.30%
C000214854 | India
Holdings [Line Items]
Percent of Total Investments	9.80%
C000214854 | Poland
Holdings [Line Items]
Percent of Total Investments	10.50%
C000214854 | Taiwan
Holdings [Line Items]
Percent of Total Investments	12.30%
C000214854 | China
Holdings [Line Items]
Percent of Total Investments	13.00%
C000214854 | Greece
Holdings [Line Items]
Percent of Total Investments	14.90%
C000214852 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	4.80%
C000214852 | FR_ACI14S0Q0
Holdings [Line Items]
Percent of Total Investments	2.90%
C000214852 | FR_BN2BZT902
Holdings [Line Items]
Percent of Total Investments	2.90%
C000214852 | FR_BMMV2K903
Holdings [Line Items]
Percent of Total Investments	2.70%
C000214852 | FR_B0LX3Y907
Holdings [Line Items]
Percent of Total Investments	2.60%
C000214852 | FR_ACI0J8B70
Holdings [Line Items]
Percent of Total Investments	2.60%
C000214852 | FR_ACI1X4R17
Holdings [Line Items]
Percent of Total Investments	2.20%
C000214852 | FR_01609W102
Holdings [Line Items]
Percent of Total Investments	2.00%
C000214852 | FR_BGRPD2902
Holdings [Line Items]
Percent of Total Investments	2.00%
C000214852 | FR_B03NGS908
Holdings [Line Items]
Percent of Total Investments	1.90%
C000214852 | Cyprus
Holdings [Line Items]
Percent of Total Investments	2.90%
C000214852 | Malaysia
Holdings [Line Items]
Percent of Total Investments	4.40%
C000214852 | South Africa
Holdings [Line Items]
Percent of Total Investments	4.60%
C000214852 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	6.40%
C000214852 | United States
Holdings [Line Items]
Percent of Total Investments	9.30%
C000214852 | India
Holdings [Line Items]
Percent of Total Investments	9.80%
C000214852 | Poland
Holdings [Line Items]
Percent of Total Investments	10.50%
C000214852 | Taiwan
Holdings [Line Items]
Percent of Total Investments	12.30%
C000214852 | China
Holdings [Line Items]
Percent of Total Investments	13.00%
C000214852 | Greece
Holdings [Line Items]
Percent of Total Investments	14.90%
C000118372 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	11.70%
C000118372 | FR_BMMV2K903
Holdings [Line Items]
Percent of Total Investments	7.70%
C000118372 | FR_BK6YZP902
Holdings [Line Items]
Percent of Total Investments	4.50%
C000118372 | FR_BSZ2BY900
Holdings [Line Items]
Percent of Total Investments	3.70%
C000118372 | FR_653665901
Holdings [Line Items]
Percent of Total Investments	3.60%
C000118372 | FR_BK1N46907
Holdings [Line Items]
Percent of Total Investments	3.50%
C000118372 | FR_677172009
Holdings [Line Items]
Percent of Total Investments	2.60%
C000118372 | FR_B1DYPZ905
Holdings [Line Items]
Percent of Total Investments	2.00%
C000118372 | FR_610018905
Holdings [Line Items]
Percent of Total Investments	2.00%
C000118372 | FR_98850P109
Holdings [Line Items]
Percent of Total Investments	1.80%
C000118372 | South Africa
Holdings [Line Items]
Percent of Total Investments	4.60%
C000118372 | India
Holdings [Line Items]
Percent of Total Investments	21.50%
C000118372 | Poland
Holdings [Line Items]
Percent of Total Investments	3.60%
C000118372 | Taiwan
Holdings [Line Items]
Percent of Total Investments	19.50%
C000118372 | China
Holdings [Line Items]
Percent of Total Investments	26.00%
C000118372 | Chile
Holdings [Line Items]
Percent of Total Investments	1.50%
C000118372 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.30%
C000118372 | Mexico
Holdings [Line Items]
Percent of Total Investments	4.30%
C000118372 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.60%
C000118372 | South Korea
Holdings [Line Items]
Percent of Total Investments	6.80%
C000118373 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	11.70%
C000118373 | FR_BMMV2K903
Holdings [Line Items]
Percent of Total Investments	7.70%
C000118373 | FR_BK6YZP902
Holdings [Line Items]
Percent of Total Investments	4.50%
C000118373 | FR_BSZ2BY900
Holdings [Line Items]
Percent of Total Investments	3.70%
C000118373 | FR_653665901
Holdings [Line Items]
Percent of Total Investments	3.60%
C000118373 | FR_BK1N46907
Holdings [Line Items]
Percent of Total Investments	3.50%
C000118373 | FR_677172009
Holdings [Line Items]
Percent of Total Investments	2.60%
C000118373 | FR_B1DYPZ905
Holdings [Line Items]
Percent of Total Investments	2.00%
C000118373 | FR_610018905
Holdings [Line Items]
Percent of Total Investments	2.00%
C000118373 | FR_98850P109
Holdings [Line Items]
Percent of Total Investments	1.80%
C000118373 | South Africa
Holdings [Line Items]
Percent of Total Investments	4.60%
C000118373 | India
Holdings [Line Items]
Percent of Total Investments	21.50%
C000118373 | Poland
Holdings [Line Items]
Percent of Total Investments	3.60%
C000118373 | Taiwan
Holdings [Line Items]
Percent of Total Investments	19.50%
C000118373 | China
Holdings [Line Items]
Percent of Total Investments	26.00%
C000118373 | Chile
Holdings [Line Items]
Percent of Total Investments	1.50%
C000118373 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.30%
C000118373 | Mexico
Holdings [Line Items]
Percent of Total Investments	4.30%
C000118373 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.60%
C000118373 | South Korea
Holdings [Line Items]
Percent of Total Investments	6.80%
C000118374 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	11.70%
C000118374 | FR_BMMV2K903
Holdings [Line Items]
Percent of Total Investments	7.70%
C000118374 | FR_BK6YZP902
Holdings [Line Items]
Percent of Total Investments	4.50%
C000118374 | FR_BSZ2BY900
Holdings [Line Items]
Percent of Total Investments	3.70%
C000118374 | FR_653665901
Holdings [Line Items]
Percent of Total Investments	3.60%
C000118374 | FR_BK1N46907
Holdings [Line Items]
Percent of Total Investments	3.50%
C000118374 | FR_677172009
Holdings [Line Items]
Percent of Total Investments	2.60%
C000118374 | FR_B1DYPZ905
Holdings [Line Items]
Percent of Total Investments	2.00%
C000118374 | FR_610018905
Holdings [Line Items]
Percent of Total Investments	2.00%
C000118374 | FR_98850P109
Holdings [Line Items]
Percent of Total Investments	1.80%
C000118374 | South Africa
Holdings [Line Items]
Percent of Total Investments	4.60%
C000118374 | India
Holdings [Line Items]
Percent of Total Investments	21.50%
C000118374 | Poland
Holdings [Line Items]
Percent of Total Investments	3.60%
C000118374 | Taiwan
Holdings [Line Items]
Percent of Total Investments	19.50%
C000118374 | China
Holdings [Line Items]
Percent of Total Investments	26.00%
C000118374 | Chile
Holdings [Line Items]
Percent of Total Investments	1.50%
C000118374 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.30%
C000118374 | Mexico
Holdings [Line Items]
Percent of Total Investments	4.30%
C000118374 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.60%
C000118374 | South Korea
Holdings [Line Items]
Percent of Total Investments	6.80%
C000199810 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	11.70%
C000199810 | FR_BMMV2K903
Holdings [Line Items]
Percent of Total Investments	7.70%
C000199810 | FR_BK6YZP902
Holdings [Line Items]
Percent of Total Investments	4.50%
C000199810 | FR_BSZ2BY900
Holdings [Line Items]
Percent of Total Investments	3.70%
C000199810 | FR_653665901
Holdings [Line Items]
Percent of Total Investments	3.60%
C000199810 | FR_BK1N46907
Holdings [Line Items]
Percent of Total Investments	3.50%
C000199810 | FR_677172009
Holdings [Line Items]
Percent of Total Investments	2.60%
C000199810 | FR_B1DYPZ905
Holdings [Line Items]
Percent of Total Investments	2.00%
C000199810 | FR_610018905
Holdings [Line Items]
Percent of Total Investments	2.00%
C000199810 | FR_98850P109
Holdings [Line Items]
Percent of Total Investments	1.80%
C000199810 | South Africa
Holdings [Line Items]
Percent of Total Investments	4.60%
C000199810 | India
Holdings [Line Items]
Percent of Total Investments	21.50%
C000199810 | Poland
Holdings [Line Items]
Percent of Total Investments	3.60%
C000199810 | Taiwan
Holdings [Line Items]
Percent of Total Investments	19.50%
C000199810 | China
Holdings [Line Items]
Percent of Total Investments	26.00%
C000199810 | Chile
Holdings [Line Items]
Percent of Total Investments	1.50%
C000199810 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.30%
C000199810 | Mexico
Holdings [Line Items]
Percent of Total Investments	4.30%
C000199810 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.60%
C000199810 | South Korea
Holdings [Line Items]
Percent of Total Investments	6.80%
C000023776 | FR_712387901
Holdings [Line Items]
Percent of Total Investments	4.40%
C000023776 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	4.20%
C000023776 | FR_098952906
Holdings [Line Items]
Percent of Total Investments	3.90%
C000023776 | FR_B0SWJX907
Holdings [Line Items]
Percent of Total Investments	3.70%
C000023776 | FR_B288C9908
Holdings [Line Items]
Percent of Total Investments	3.70%
C000023776 | FR_BD6K45906
Holdings [Line Items]
Percent of Total Investments	3.50%
C000023776 | FR_572797900
Holdings [Line Items]
Percent of Total Investments	3.40%
C000023776 | FR_B3MSM2900
Holdings [Line Items]
Percent of Total Investments	3.30%
C000023776 | FR_570594903
Holdings [Line Items]
Percent of Total Investments	3.30%
C000023776 | FR_449774009
Holdings [Line Items]
Percent of Total Investments	3.10%
C000023776 | Australia
Holdings [Line Items]
Percent of Total Investments	2.90%
C000023776 | Belgium
Holdings [Line Items]
Percent of Total Investments	3.10%
C000023776 | Denmark
Holdings [Line Items]
Percent of Total Investments	4.30%
C000023776 | Germany
Holdings [Line Items]
Percent of Total Investments	4.80%
C000023776 | Netherlands
Holdings [Line Items]
Percent of Total Investments	7.00%
C000023776 | Japan
Holdings [Line Items]
Percent of Total Investments	8.90%
C000023776 | Spain
Holdings [Line Items]
Percent of Total Investments	10.30%
C000023776 | France
Holdings [Line Items]
Percent of Total Investments	10.90%
C000023776 | Switzerland
Holdings [Line Items]
Percent of Total Investments	12.30%
C000023776 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	22.90%
C000023778 | FR_712387901
Holdings [Line Items]
Percent of Total Investments	4.40%
C000023778 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	4.20%
C000023778 | FR_098952906
Holdings [Line Items]
Percent of Total Investments	3.90%
C000023778 | FR_B0SWJX907
Holdings [Line Items]
Percent of Total Investments	3.70%
C000023778 | FR_B288C9908
Holdings [Line Items]
Percent of Total Investments	3.70%
C000023778 | FR_BD6K45906
Holdings [Line Items]
Percent of Total Investments	3.50%
C000023778 | FR_572797900
Holdings [Line Items]
Percent of Total Investments	3.40%
C000023778 | FR_B3MSM2900
Holdings [Line Items]
Percent of Total Investments	3.30%
C000023778 | FR_570594903
Holdings [Line Items]
Percent of Total Investments	3.30%
C000023778 | FR_449774009
Holdings [Line Items]
Percent of Total Investments	3.10%
C000023778 | Australia
Holdings [Line Items]
Percent of Total Investments	2.90%
C000023778 | Belgium
Holdings [Line Items]
Percent of Total Investments	3.10%
C000023778 | Denmark
Holdings [Line Items]
Percent of Total Investments	4.30%
C000023778 | Germany
Holdings [Line Items]
Percent of Total Investments	4.80%
C000023778 | Netherlands
Holdings [Line Items]
Percent of Total Investments	7.00%
C000023778 | Japan
Holdings [Line Items]
Percent of Total Investments	8.90%
C000023778 | Spain
Holdings [Line Items]
Percent of Total Investments	10.30%
C000023778 | France
Holdings [Line Items]
Percent of Total Investments	10.90%
C000023778 | Switzerland
Holdings [Line Items]
Percent of Total Investments	12.30%
C000023778 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	22.90%
C000023779 | FR_712387901
Holdings [Line Items]
Percent of Total Investments	4.40%
C000023779 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	4.20%
C000023779 | FR_098952906
Holdings [Line Items]
Percent of Total Investments	3.90%
C000023779 | FR_B0SWJX907
Holdings [Line Items]
Percent of Total Investments	3.70%
C000023779 | FR_B288C9908
Holdings [Line Items]
Percent of Total Investments	3.70%
C000023779 | FR_BD6K45906
Holdings [Line Items]
Percent of Total Investments	3.50%
C000023779 | FR_572797900
Holdings [Line Items]
Percent of Total Investments	3.40%
C000023779 | FR_B3MSM2900
Holdings [Line Items]
Percent of Total Investments	3.30%
C000023779 | FR_570594903
Holdings [Line Items]
Percent of Total Investments	3.30%
C000023779 | FR_449774009
Holdings [Line Items]
Percent of Total Investments	3.10%
C000023779 | Australia
Holdings [Line Items]
Percent of Total Investments	2.90%
C000023779 | Belgium
Holdings [Line Items]
Percent of Total Investments	3.10%
C000023779 | Denmark
Holdings [Line Items]
Percent of Total Investments	4.30%
C000023779 | Germany
Holdings [Line Items]
Percent of Total Investments	4.80%
C000023779 | Netherlands
Holdings [Line Items]
Percent of Total Investments	7.00%
C000023779 | Japan
Holdings [Line Items]
Percent of Total Investments	8.90%
C000023779 | Spain
Holdings [Line Items]
Percent of Total Investments	10.30%
C000023779 | France
Holdings [Line Items]
Percent of Total Investments	10.90%
C000023779 | Switzerland
Holdings [Line Items]
Percent of Total Investments	12.30%
C000023779 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	22.90%
C000211925 | FR_712387901
Holdings [Line Items]
Percent of Total Investments	4.40%
C000211925 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	4.20%
C000211925 | FR_098952906
Holdings [Line Items]
Percent of Total Investments	3.90%
C000211925 | FR_B0SWJX907
Holdings [Line Items]
Percent of Total Investments	3.70%
C000211925 | FR_B288C9908
Holdings [Line Items]
Percent of Total Investments	3.70%
C000211925 | FR_BD6K45906
Holdings [Line Items]
Percent of Total Investments	3.50%
C000211925 | FR_572797900
Holdings [Line Items]
Percent of Total Investments	3.40%
C000211925 | FR_B3MSM2900
Holdings [Line Items]
Percent of Total Investments	3.30%
C000211925 | FR_570594903
Holdings [Line Items]
Percent of Total Investments	3.30%
C000211925 | FR_449774009
Holdings [Line Items]
Percent of Total Investments	3.10%
C000211925 | Australia
Holdings [Line Items]
Percent of Total Investments	2.90%
C000211925 | Belgium
Holdings [Line Items]
Percent of Total Investments	3.10%
C000211925 | Denmark
Holdings [Line Items]
Percent of Total Investments	4.30%
C000211925 | Germany
Holdings [Line Items]
Percent of Total Investments	4.80%
C000211925 | Netherlands
Holdings [Line Items]
Percent of Total Investments	7.00%
C000211925 | Japan
Holdings [Line Items]
Percent of Total Investments	8.90%
C000211925 | Spain
Holdings [Line Items]
Percent of Total Investments	10.30%
C000211925 | France
Holdings [Line Items]
Percent of Total Investments	10.90%
C000211925 | Switzerland
Holdings [Line Items]
Percent of Total Investments	12.30%
C000211925 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	22.90%
C000047589 | FR_BNBNSG902
Holdings [Line Items]
Percent of Total Investments	2.10%
C000047589 | FR_619056005
Holdings [Line Items]
Percent of Total Investments	2.00%
C000047589 | FR_BF345X908
Holdings [Line Items]
Percent of Total Investments	1.80%
C000047589 | FR_BZ1GZ0908
Holdings [Line Items]
Percent of Total Investments	1.70%
C000047589 | FR_B1TK1Y907
Holdings [Line Items]
Percent of Total Investments	1.70%
C000047589 | FR_018266908
Holdings [Line Items]
Percent of Total Investments	1.60%
C000047589 | FR_673582904
Holdings [Line Items]
Percent of Total Investments	1.60%
C000047589 | FR_BNGN9Z906
Holdings [Line Items]
Percent of Total Investments	1.60%
C000047589 | FR_B3FF8W906
Holdings [Line Items]
Percent of Total Investments	1.60%
C000047589 | FR_BF4X3P902
Holdings [Line Items]
Percent of Total Investments	1.60%
C000047589 | Australia
Holdings [Line Items]
Percent of Total Investments	7.70%
C000047589 | Belgium
Holdings [Line Items]
Percent of Total Investments	2.60%
C000047589 | Germany
Holdings [Line Items]
Percent of Total Investments	3.00%
C000047589 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.70%
C000047589 | Japan
Holdings [Line Items]
Percent of Total Investments	28.80%
C000047589 | Switzerland
Holdings [Line Items]
Percent of Total Investments	2.40%
C000047589 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	23.90%
C000047589 | Sweden
Holdings [Line Items]
Percent of Total Investments	4.30%
C000047589 | Canada
Holdings [Line Items]
Percent of Total Investments	5.30%
C000047589 | Italy
Holdings [Line Items]
Percent of Total Investments	7.50%
C000047591 | FR_BNBNSG902
Holdings [Line Items]
Percent of Total Investments	2.10%
C000047591 | FR_619056005
Holdings [Line Items]
Percent of Total Investments	2.00%
C000047591 | FR_BF345X908
Holdings [Line Items]
Percent of Total Investments	1.80%
C000047591 | FR_BZ1GZ0908
Holdings [Line Items]
Percent of Total Investments	1.70%
C000047591 | FR_B1TK1Y907
Holdings [Line Items]
Percent of Total Investments	1.70%
C000047591 | FR_018266908
Holdings [Line Items]
Percent of Total Investments	1.60%
C000047591 | FR_673582904
Holdings [Line Items]
Percent of Total Investments	1.60%
C000047591 | FR_BNGN9Z906
Holdings [Line Items]
Percent of Total Investments	1.60%
C000047591 | FR_B3FF8W906
Holdings [Line Items]
Percent of Total Investments	1.60%
C000047591 | FR_BF4X3P902
Holdings [Line Items]
Percent of Total Investments	1.60%
C000047591 | Australia
Holdings [Line Items]
Percent of Total Investments	7.70%
C000047591 | Belgium
Holdings [Line Items]
Percent of Total Investments	2.60%
C000047591 | Germany
Holdings [Line Items]
Percent of Total Investments	3.00%
C000047591 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.70%
C000047591 | Japan
Holdings [Line Items]
Percent of Total Investments	28.80%
C000047591 | Switzerland
Holdings [Line Items]
Percent of Total Investments	2.40%
C000047591 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	23.90%
C000047591 | Sweden
Holdings [Line Items]
Percent of Total Investments	4.30%
C000047591 | Canada
Holdings [Line Items]
Percent of Total Investments	5.30%
C000047591 | Italy
Holdings [Line Items]
Percent of Total Investments	7.50%
C000047592 | FR_BNBNSG902
Holdings [Line Items]
Percent of Total Investments	2.10%
C000047592 | FR_619056005
Holdings [Line Items]
Percent of Total Investments	2.00%
C000047592 | FR_BF345X908
Holdings [Line Items]
Percent of Total Investments	1.80%
C000047592 | FR_BZ1GZ0908
Holdings [Line Items]
Percent of Total Investments	1.70%
C000047592 | FR_B1TK1Y907
Holdings [Line Items]
Percent of Total Investments	1.70%
C000047592 | FR_018266908
Holdings [Line Items]
Percent of Total Investments	1.60%
C000047592 | FR_673582904
Holdings [Line Items]
Percent of Total Investments	1.60%
C000047592 | FR_BNGN9Z906
Holdings [Line Items]
Percent of Total Investments	1.60%
C000047592 | FR_B3FF8W906
Holdings [Line Items]
Percent of Total Investments	1.60%
C000047592 | FR_BF4X3P902
Holdings [Line Items]
Percent of Total Investments	1.60%
C000047592 | Australia
Holdings [Line Items]
Percent of Total Investments	7.70%
C000047592 | Belgium
Holdings [Line Items]
Percent of Total Investments	2.60%
C000047592 | Germany
Holdings [Line Items]
Percent of Total Investments	3.00%
C000047592 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.70%
C000047592 | Japan
Holdings [Line Items]
Percent of Total Investments	28.80%
C000047592 | Switzerland
Holdings [Line Items]
Percent of Total Investments	2.40%
C000047592 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	23.90%
C000047592 | Sweden
Holdings [Line Items]
Percent of Total Investments	4.30%
C000047592 | Canada
Holdings [Line Items]
Percent of Total Investments	5.30%
C000047592 | Italy
Holdings [Line Items]
Percent of Total Investments	7.50%
C000211125 | FR_BNBNSG902
Holdings [Line Items]
Percent of Total Investments	2.10%
C000211125 | FR_619056005
Holdings [Line Items]
Percent of Total Investments	2.00%
C000211125 | FR_BF345X908
Holdings [Line Items]
Percent of Total Investments	1.80%
C000211125 | FR_BZ1GZ0908
Holdings [Line Items]
Percent of Total Investments	1.70%
C000211125 | FR_B1TK1Y907
Holdings [Line Items]
Percent of Total Investments	1.70%
C000211125 | FR_018266908
Holdings [Line Items]
Percent of Total Investments	1.60%
C000211125 | FR_673582904
Holdings [Line Items]
Percent of Total Investments	1.60%
C000211125 | FR_BNGN9Z906
Holdings [Line Items]
Percent of Total Investments	1.60%
C000211125 | FR_B3FF8W906
Holdings [Line Items]
Percent of Total Investments	1.60%
C000211125 | FR_BF4X3P902
Holdings [Line Items]
Percent of Total Investments	1.60%
C000211125 | Australia
Holdings [Line Items]
Percent of Total Investments	7.70%
C000211125 | Belgium
Holdings [Line Items]
Percent of Total Investments	2.60%
C000211125 | Germany
Holdings [Line Items]
Percent of Total Investments	3.00%
C000211125 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.70%
C000211125 | Japan
Holdings [Line Items]
Percent of Total Investments	28.80%
C000211125 | Switzerland
Holdings [Line Items]
Percent of Total Investments	2.40%
C000211125 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	23.90%
C000211125 | Sweden
Holdings [Line Items]
Percent of Total Investments	4.30%
C000211125 | Canada
Holdings [Line Items]
Percent of Total Investments	5.30%
C000211125 | Italy
Holdings [Line Items]
Percent of Total Investments	7.50%
C000023780 | FR_892672106
Holdings [Line Items]
Percent of Total Investments	3.20%
C000023780 | FR_217204106
Holdings [Line Items]
Percent of Total Investments	3.10%
C000023780 | FR_620076307
Holdings [Line Items]
Percent of Total Investments	3.00%
C000023780 | FR_031100100
Holdings [Line Items]
Percent of Total Investments	2.80%
C000023780 | FR_29472R108
Holdings [Line Items]
Percent of Total Investments	2.70%
C000023780 | FR_038336103
Holdings [Line Items]
Percent of Total Investments	2.70%
C000023780 | FR_125896100
Holdings [Line Items]
Percent of Total Investments	2.60%
C000023780 | FR_21874C102
Holdings [Line Items]
Percent of Total Investments	2.50%
C000023780 | FR_018802108
Holdings [Line Items]
Percent of Total Investments	2.50%
C000023780 | FR_98311A105
Holdings [Line Items]
Percent of Total Investments	2.40%
C000023780 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000023780 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000023780 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000023780 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000023780 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000023780 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000023780 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000023780 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000023780 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000023780 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000023782 | FR_892672106
Holdings [Line Items]
Percent of Total Investments	3.20%
C000023782 | FR_217204106
Holdings [Line Items]
Percent of Total Investments	3.10%
C000023782 | FR_620076307
Holdings [Line Items]
Percent of Total Investments	3.00%
C000023782 | FR_031100100
Holdings [Line Items]
Percent of Total Investments	2.80%
C000023782 | FR_29472R108
Holdings [Line Items]
Percent of Total Investments	2.70%
C000023782 | FR_038336103
Holdings [Line Items]
Percent of Total Investments	2.70%
C000023782 | FR_125896100
Holdings [Line Items]
Percent of Total Investments	2.60%
C000023782 | FR_21874C102
Holdings [Line Items]
Percent of Total Investments	2.50%
C000023782 | FR_018802108
Holdings [Line Items]
Percent of Total Investments	2.50%
C000023782 | FR_98311A105
Holdings [Line Items]
Percent of Total Investments	2.40%
C000023782 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000023782 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000023782 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000023782 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000023782 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000023782 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000023782 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000023782 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000023782 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000023782 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000023783 | FR_892672106
Holdings [Line Items]
Percent of Total Investments	3.20%
C000023783 | FR_217204106
Holdings [Line Items]
Percent of Total Investments	3.10%
C000023783 | FR_620076307
Holdings [Line Items]
Percent of Total Investments	3.00%
C000023783 | FR_031100100
Holdings [Line Items]
Percent of Total Investments	2.80%
C000023783 | FR_29472R108
Holdings [Line Items]
Percent of Total Investments	2.70%
C000023783 | FR_038336103
Holdings [Line Items]
Percent of Total Investments	2.70%
C000023783 | FR_125896100
Holdings [Line Items]
Percent of Total Investments	2.60%
C000023783 | FR_21874C102
Holdings [Line Items]
Percent of Total Investments	2.50%
C000023783 | FR_018802108
Holdings [Line Items]
Percent of Total Investments	2.50%
C000023783 | FR_98311A105
Holdings [Line Items]
Percent of Total Investments	2.40%
C000023783 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000023783 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000023783 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000023783 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000023783 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000023783 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000023783 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000023783 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000023783 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000023783 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.20%